Trade Notes and Accounts Receivable, Net - Provision Matrix Arising from Telecommunications and Project Business (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 30,076	$ 983	$ 31,941
Less: Loss allowance	(2,602)		(2,117)
Gross Carrying Amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	32,678		34,058
Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	(631)
Telecommunications Business [Member] | Gross Carrying Amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	24,397
Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 23,766
Project Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	50.00%	50.00%
Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (1,913)
Project Business [Member] | Gross Carrying Amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	5,999
Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 4,086
Not Past Due [Member] | Gross Carrying Amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable			30,032
Not Past Due [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	0.00%	0.00%
Not Past Due [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	3.00%	3.00%
Not Past Due [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (80)
Not Past Due [Member] | Telecommunications Business [Member] | Gross Carrying Amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	23,307
Not Past Due [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 23,227
Not Past Due [Member] | Project Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	0.00%	0.00%
Not Past Due [Member] | Project Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	5.00%	5.00%
Not Past Due [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (153)
Not Past Due [Member] | Project Business [Member] | Gross Carrying Amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	4,067
Not Past Due [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 3,914
Less than 30 days [Member] | Gross Carrying Amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable			1,280
Less than 30 days [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	3.00%	3.00%
Less than 30 days [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	30.00%	30.00%
Less than 30 days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (27)
Less than 30 days [Member] | Telecommunications Business [Member] | Gross Carrying Amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	455
Less than 30 days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 428
Less than 30 days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	5.00%	5.00%
Less than 30 days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (8)
Less than 30 days [Member] | Project Business [Member] | Gross Carrying Amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	88
Less than 30 days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 80
31-60 days [Member] | Gross Carrying Amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable			485
31-60 days [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	7.00%	7.00%
31-60 days [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	69.00%	69.00%
31-60 days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (24)
31-60 days [Member] | Telecommunications Business [Member] | Gross Carrying Amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	95
31-60 days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 71
31-60 days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	10.00%	10.00%
31-60 days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (10)
31-60 days [Member] | Project Business [Member] | Gross Carrying Amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	92
31-60 days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 82
61-90 days [Member] | Gross Carrying Amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable			278
61-90 days [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	19.00%	19.00%
61-90 days [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	82.00%	82.00%
61-90 days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (29)
61-90 days [Member] | Telecommunications Business [Member] | Gross Carrying Amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	49
61-90 days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 20
61-90 days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	30.00%	30.00%
61-90 days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (3)
61-90 days [Member] | Project Business [Member] | Gross Carrying Amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	8
61-90 days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 5
91-120 days [Member] | Gross Carrying Amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable			253
91-120 days [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	32.00%	32.00%
91-120 days [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	90.00%	90.00%
91-120 days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (28)
91-120 days [Member] | Telecommunications Business [Member] | Gross Carrying Amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	37
91-120 days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 9
91-120 days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	50.00%	50.00%
91-120 days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (8)
91-120 days [Member] | Project Business [Member] | Gross Carrying Amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	12
91-120 days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 4
121-180 days [Member] | Gross Carrying Amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable			122
121-180 days [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	61.00%	61.00%
121-180 days [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	95.00%	95.00%
121-180 days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (25)
121-180 days [Member] | Telecommunications Business [Member] | Gross Carrying Amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	36
121-180 days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 11
121-180 days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	80.00%	80.00%
121-180 days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (6)
121-180 days [Member] | Project Business [Member] | Gross Carrying Amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	7
121-180 days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 1
Over 181 Days [Member] | Gross Carrying Amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable			$ 1,608
Over 181 Days [Member] | Telecommunications Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	100.00%	100.00%
Over 181 Days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (418)
Over 181 Days [Member] | Telecommunications Business [Member] | Gross Carrying Amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	418
Over 181 Days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 0
Over 181 Days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	100.00%	100.00%
Over 181 Days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (1,725)
Over 181 Days [Member] | Project Business [Member] | Gross Carrying Amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	1,725
Over 181 Days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 0